Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Quantitative Information About Leases
The balance sheet shows the following amounts relating to leases:

	12/31/2021	12/31/2020
Sub-lease receivable
Rio de Janeiro Office – BM 336	—	2,963

Total	—	2,963

Current	—	2,963

Total	—	2,963

Right of use assets
Rio de Janeiro Office – BM 336	61,907	82,117
São Paulo Office – JRA	4,700	4,987
NY Office – third Avenue	2,722	3,374

Total	69,329	90,478

Lease liabilities
Rio de Janeiro Office – BM 336	(76,996)	(96,507)
São Paulo Office – JRA	(5,444)	(5,972)
NY Office – third Avenue	(3,104)	(3,720)

Total	(85,544)	(106,199)

Current	(22,304)	(19,828)
Non-current	(63,240)	(86,371)

Total	(85,544)	(106,199)

Summary of Quantitative Information About Leases Costs
The statement of profit or loss shows the following amounts relating to leases:

	2021	2020	2019

Right of use assets depreciation	(9,812)	(8,586)	(10,521)
Financial expense	(12,281)	(12,209)	(11,980)

	(22,093)	(20,795)	(22,501)